Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (88.1)	$ (77.0)
Current other post-employment benefit obligations	0.0	(0.1)
Non-current net defined benefit asset (note 9)	5.3	7.1
Excess (deficiency) of plan assets over accrued benefit obligations	(82.8)	(70.0)
Pension Plan
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(16.0)	(13.1)
Current other post-employment benefit obligations	0.0	0.0
Non-current net defined benefit asset (note 9)	5.3	7.1
Excess (deficiency) of plan assets over accrued benefit obligations	(10.7)	(6.0)
Other benefit plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(72.1)	(63.9)
Current other post-employment benefit obligations	0.0	(0.1)
Non-current net defined benefit asset (note 9)	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (72.1)	$ (64.0)